Financial Risk Management - Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts Shown in Consolidated Statement of Financial Position (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [Line Items]
Cash and cash equivalents	₩ 1,572,058	₩ 2,021,640	₩ 2,257,522	₩ 1,824,649
Trade accounts and notes receivable, net	2,359,184	3,624,477
Accrued income, net	34,987	22,552
Lease receivables	7,406	10,063
Derivatives	9,553	10,768
Borrowings	12,141,044	13,412,275
Bonds	523,094	1,137,839
Trade accounts and notes payable	3,307,687	4,156,149
Other accounts payable	1,679,697	2,000,444
Security deposits received	147,478	189,214
Lease liabilities	59,678	57,975	₩ 73,364
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [Line Items]
Cash and cash equivalents	1,572,058	2,021,640
Deposits in banks	611	611
Trade accounts and notes receivable, net	2,136,774	2,500,608
Non-trade receivables, net	145,426	227,477
Accrued income, net	34,987	22,552
Deposits	14,549	16,747
Loans	13,318	37,143
Trade accounts and notes payable	3,307,687	4,156,149
Security deposits received	138,384	160,713
Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivatives	9,553	10,768
Borrowings	12,170,751	13,482,726
Bonds	523,500	1,142,725
Financial liabilities effective for fair value hedging		119,098
Convertible Securities
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss		1,470
Convertible Securities | Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss		1,470
Equity instrument [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	124,316	120,501
Equity instrument [member] | Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	124,316	120,501
Derivatives [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets effective for fair value hedging		119,098
Financial assets at fair value through profit or loss	131,987	256,251
Derivatives [member] | Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets effective for fair value hedging		119,098
Financial assets at fair value through profit or loss	131,987	256,251
Trade accounts and notes receivable [member]
Disclosure of detailed information about financial instruments [Line Items]
Total financial assets at fair value through other comprehensive income	₩ 222,410	₩ 1,123,869